Convertible redeemable non-controlling interests - activities rollforward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible redeemable non-controlling interests
Balance, beginning of period	¥ (241,750)
Accretion of convertible redeemable non-controlling interests to redemption value	4,296	¥ 6,750
Issuance of convertible redeemable non-controlling interests, net of issuance costs		235,000
Conversion of convertible redeemable non-controlling interest into convertible redeemable preferred shares	(246,046)
Balance, end of period		(241,750)
Changshu Missfresh
Convertible redeemable non-controlling interests
Balance, beginning of period	(241,750)
Accretion of convertible redeemable non-controlling interests to redemption value	4,296	6,750
Issuance of convertible redeemable non-controlling interests, net of issuance costs		235,000
Conversion of convertible redeemable non-controlling interest into convertible redeemable preferred shares	¥ (246,046)
Balance, end of period		¥ (241,750)